Advances for Vessel Acquisitions and Vessels Under Construction	6 Months Ended
Jun. 30, 2013
Advances For Vessel Acquisitions And Vessels Under Construction [Abstract]
Advances for Vessel Acquisitions and Vessels Under Construction

5. Advances for Vessel Acquisitions and Vessels under Construction

Advances for vessels under construction relate to the installments paid that were due to the respective shipyard including capitalized expenses.

On January 29, 2013, the Company took delivery of the M/V Priceless Seas. In January 2013, an amount of $1,419,475 was paid to the shipyard representing the final installment of the respective vessel which was financed from the Company’s own funds. Upon the delivery of the M/V Priceless Seas, no loan amount was drawn and the respective vessel is not subject to any mortgage (refer to Note 9 of the Company’s consolidated financial statements for the year ended December 31, 2012 included in the Company’s Annual Report).

As of June 30, 2013, the Company’s newbuilding program consisted of one Handysize drybulk vessel (Hull no. 625) with expected delivery in the fourth quarter of 2013 and two 4,800 TEU containerships with expected delivery in the third quarter of 2014.